Other operating income	6 Months Ended
Jun. 30, 2026
Other Operating Income [Abstract]
Other operating income

Note 33. Other operating income

Other operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Other operating income from related parties	71	82
Total other operating income	71	82

In the six months ended June 30, 2026 and 2025, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 40).